Stock-Based Compensation - Summary of Status of Company's Restricted Shares of Stock and Unit Awards (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Outstanding at beginning of period, shares	8,935,743	8,995,295	8,811,027
Granted, shares	3,717,635	3,085,077	3,136,086
Vested, shares	(3,744,411)	(2,931,820)	(2,552,979)
Cancelled, shares	(255,108)	(212,809)	(398,839)
Outstanding at end of period, shares	8,653,859	8,935,743	8,995,295
Outstanding at beginning of period, weighted average grant-date fair value	$ 25.04	$ 22.46	$ 19.74
Granted, weighted average grant-date fair value	$ 33.88	$ 28.70	$ 28.20
Vested, weighted average grant-date fair value	$ 22.17	$ 20.97	$ 20.15
Cancelled, weighted average grant-date fair value	$ 29.18	$ 25.01	$ 22.20
Outstanding at end of period, weighted average grant-date fair value	$ 29.96	$ 25.04	$ 22.46